UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      MAK Capital One LLC

Address:   590 Madison Avenue, 9th Floor
           New York, New York 10022


Form 13F File Number: 028-12344


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Kaufman
Title:  Managing Member
Phone:  (212) 486-3211

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Kaufman                New York, New York                 11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              16

Form 13F Information Table Value Total:  $      191,356
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    028-05431             Sunrise Partners Limited Partnership
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE     SHARED   NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ----
AGILYSYS INC                 COM              00847J105   37,680 5,284,648 SH       SOLE                5,284,648         0    0
AGILYSYS INC                 COM              00847J105   12,636 1,772,286 SH       DEFINED    01               0 1,772,286    0
AMARIN CORP PLC              SPONS ADR NEW    023111206    5,787   629,000 SH       SOLE                  629,000         0    0
AMARIN CORP PLC              SPONS ADR NEW    023111206      989   107,543 SH       DEFINED    01               0   107,543    0
CHAMPION ENTERPRISES INC     NOTE 2.750% 11/0 158496AC3        -    59,000 PRN      SOLE                   59,000         0    0
CHAMPION ENTERPRISES INC     NOTE 2.750% 11/0 158496AC3        -    25,920 PRN      DEFINED    01               0    25,920    0
EQUITABLE RES INC            COM              26884L109   23,667   443,534 SH       SOLE                  443,534         0    0
EQUITABLE RES INC            COM              26884L109    3,405    63,806 SH       DEFINED    01               0    63,806    0
EXXON MOBIL CORP             COM              30231G102   29,270   403,000 SH       SOLE                  403,000         0    0
EXXON MOBIL CORP             COM              30231G102    5,048    69,500 SH       DEFINED    01               0    69,500    0
MOSAIC CO                    COM              61945A107   22,953   468,700 SH       SOLE                  468,700         0    0
MOSAIC CO                    COM              61945A107    3,340    68,207 SH       DEFINED    01               0    68,207    0
NEUROBIOLOGICAL TECHNOLOGIES COM              64124W106      254 3,627,192 SH       SOLE                3,627,192         0    0
NEUROBIOLOGICAL TECHNOLOGIES COM              64124W106      112 1,592,865 SH       DEFINED    01               0 1,592,865    0
ZYGO CORP                    COM              989855101   37,659 3,257,675 SH       SOLE                3,257,675         0    0
ZYGO CORP                    COM              989855101    8,557   740,183 SH       DEFINED    01               0   740,183    0


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